Financial Statement Information - Summary of Accounts receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable Net [Abstract]
Accounts receivable	$ 12,112	$ 14,583
Less allowance for doubtful accounts, and product returns	(940)	(528)
Total	$ 11,172	$ 14,055